THE NORTHSTAR HIGH TOTAL RETURN FUND
      Statement of Additional Information Supplement dated January 9, 1998 to Statement of Additional Information dated July 7, 1997

THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASES AND REDEMPTIONS - EXCHANGES" ON PAGE 13:

Effective January 9, 1997, Northstar generally restricts shareholders to a maximum of six exchanges across the entire Northstar Fund Complex each calendar year.


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                              THE NORTHSTAR FUNDS

Statement of Additional Information Supplement dated January 9, 1998 to Statement of Additional Information dated July 7, 1997, as Supplemented August 1, 1997


THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASES AND REDEMPTIONS - EXCHANGES" ON PAGE 21:

Effective January 9, 1997, Northstar generally restricts shareholders to a maximum of six exchanges across the entire Northstar Fund Complex each calendar year.

                    THE NORTHSTAR EMERGING MARKETS VALUE FUND
      Statement of Additional Information Supplement dated January 9, 1998 to Statement of Additional Information dated January 1, 1998



THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASES AND REDEMPTIONS - EXCHANGES" ON PAGE 11:


Effective January 9, 1997, Northstar generally restricts shareholders to a maximum of six exchanges across the entire Northstar Fund Complex each calendar year.